Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of (benefit) provision for income taxes

The Company does not have operations in foreign jurisdictions. The (benefit) provision for income taxes for the years ended December 31, 2020, 2019 and 2018 are as follows:

	For the Year Ended December 31,
(in thousands)	2020	2019	2018
Current
Federal	$14,602	$96,148	$103,806
State and local	4,096	16,055	16,785
	$18,698	$112,203	$120,591
Deferred
Federal	$(48,168)	$(97,326)	$(92,764)
State and local	3,127	(14,078)	(19,719)
	(45,041)	(111,404)	(112,483)
Total (benefit) provision from continuing operations	$(26,343)	$799	$8,108

Summary of reconciliation of the tax provision at the U.S. federal statutory rate to the provision for income taxes

The reconciliation of the tax provision at the U.S. federal statutory rate to the provision for income taxes and the effective tax rate for the years ended December 31 is as follows:

	For the Year Ended December 31,
(in thousands)	2020	2019	2018
Tax at Statutory	$(114,850)	$2,207	$9,310
Non-Deductible Expenses	639	75	57
Equity Compensation Plan	85,227	(3,125)	990
Non-Deductible Private Placement Warrants and unvested founder shares Liability	(7,439)	—	—
State Taxes (net)	(1,741)	1,704	2,617
Valuation Allowance	2,555	—	—
Non-Deductible Compensation	2,725	—	—
Tax Credits	(915)	—	—
Other	40	87	9
State Deferred Rate Changes	7,416	(149)	(4,875)
Total	(26,343)	799	8,108

Our effective tax rate for the years ended December 31, 2020, 2019 and 2018 differed from the statutory rate primarily due to non-deductible stock-based compensation expense, non-deductible mark-to-market liability, changes in the Company's deferred state tax rate due to operations, and state tax expense.

Schedule of significant deferred income tax assets and liabilities

Our effective tax rate for the years ended December 31, 2020, 2019 and 2018 differed from the statutory rate primarily due to non-deductible stock-based compensation expense, non-deductible mark-to-market liability, changes in the Company's deferred state tax rate due to operations, and state tax expense.

The following are significant deferred income tax assets and liabilities as of December 31, 2020, 2019 and 2018:

	As of December 31,
(in thousands)	2020	2019	2018
Deferred income tax assets:
Allowances on trade receivables	$93	$147	$356
Net operating loss carryforwards	432	549	712
Capital loss carryforwards	153	—	—
Accrued expenses and reserves	4,205	2,593	2,677
Interest limitation carryforward	47,192	73,297	34,766
Leases – right-of-use liability	8,311	7,604	—
Transaction expenses	8,422	5,859	6,577
Other	50	—	560
Valuation allowance	(153)	—	—
Deferred income tax assets	$68,705	$90,049	$45,648
Deferred income tax liabilities:
Intangible assets	846,049	907,039	982,319
Depreciable assets	42,078	39,553	36,866
Leases – right-of-use asset	7,712	6,957	—
Debt costs	73,027	5,492	6,900
Other	472	207	166
Deferred income tax liabilities	969,338	959,248	1,026,251
Net deferred income tax liabilities	$900,633	$869,199	$980,603